Subsidiaries (Major Subsidiaries of the Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [line items]
Total comprehensive loss/income attributable to non-controlling interests	¥ (113)				¥ 10,937				¥ 13,007
Shanghai Petrochemical Investment Development Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Petrochemical Investment Development Company Limited		Shanghai Petrochemical Investment Development Company Limited		Shanghai Petrochemical Investment Development Company Limited		Shanghai Petrochemical Investment Development Company Limited
Registered capital	¥ 1,000,000				¥ 1,000,000
Percentage of equity directly held by the Company /held by the Group	100.00%		100.00%		100.00%		100.00%
Principal activities	Investment management		Investment management		Investment management		Investment management
Shanghai Petrochemical Investment Development Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group	100.00%		100.00%		100.00%		100.00%
China Jinshan Associated Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	China Jinshan Associated Trading Corporation		China Jinshan Associated Trading Corporation		China Jinshan Associated Trading Corporation		China Jinshan Associated Trading Corporation
Registered capital	¥ 25,000				¥ 25,000
Percentage of equity directly held by the Company /held by the Group	67.33%		67.33%		67.33%		67.33%
Percentage of equity directly held by non-controlling interests	32.67%		32.67%		32.67%		32.67%
Principal activities	Import and export of petrochemical products and equipment		Import and export of petrochemical products and equipment		Import and export of petrochemical products and equipment		Import and export of petrochemical products and equipment
China Jinshan Associated Trading Corporation [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group	67.33%		67.33%		67.33%		67.33%
Shanghai Jinchang Engineering Plastics Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinchang Engineering Plastics Company Limited		Shanghai Jinchang Engineering Plastics Company Limited		Shanghai Jinchang Engineering Plastics Company Limited		Shanghai Jinchang Engineering Plastics Company Limited
Registered capital | $			$ 9,154				$ 9,154
Percentage of equity directly held by the Company /held by the Group	74.25%		74.25%		74.25%		74.25%
Percentage of equity directly held by non-controlling interests	25.75%		25.75%		25.75%		25.75%
Principal activities	Production of polypropylene compound products		Production of polypropylene compound products		Production of polypropylene compound products		Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Golden Phillips Petrochemical Company Limited	[1]	Shanghai Golden Phillips Petrochemical Company Limited	[1]	Shanghai Golden Phillips Petrochemical Company Limited	[1]	Shanghai Golden Phillips Petrochemical Company Limited	[1]
Registered capital | $			$ 50,000	[1]			$ 50,000	[1]
Percentage of equity directly held by the Company /held by the Group	100.00%	[1]	100.00%	[1]	60.00%	[1]	60.00%	[1]
Percentage of equity directly held by non-controlling interests					40.00%	[1]	40.00%	[1]
Principal activities	Production of polyethylene products	[1]	Production of polyethylene products	[1]	Production of polyethylene products	[1]	Production of polyethylene products	[1]
Zhejiang Jin Yong Acrylic Fibre Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Zhejiang Jin Yong Acrylic Fibre Company Limited		Zhejiang Jin Yong Acrylic Fibre Company Limited		Zhejiang Jin Yong Acrylic Fibre Company Limited		Zhejiang Jin Yong Acrylic Fibre Company Limited
Registered capital	¥ 250,000				¥ 250,000
Percentage of equity directly held by the Company /held by the Group	75.00%		75.00%		75.00%		75.00%
Percentage of equity directly held by non-controlling interests	25.00%		25.00%		25.00%		25.00%
Principal activities	Production of acrylic fibre products		Production of acrylic fibre products		Production of acrylic fibre products		Production of acrylic fibre products
Zhejiang Jin Yong Acrylic Fibre Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group	75.00%		75.00%		75.00%		75.00%
Shanghai Golden Conti Petrochemical Company Limited [member]
Disclosure of subsidiaries [line items]
Company					Shanghai Golden Conti Petrochemical Company Limited	[2]	Shanghai Golden Conti Petrochemical Company Limited	[2]
Registered capital					¥ 545,776	[2]
Percentage of equity directly held by the Company /held by the Group					100.00%	[2]	100.00%	[2]
Principal activities					Production of petrochemical products	[2]	Production of petrochemical products	[2]
Shanghai Jinshan Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinshan Trading Corporation		Shanghai Jinshan Trading Corporation		Shanghai Jinshan Trading Corporation		Shanghai Jinshan Trading Corporation
Registered capital	¥ 100,000				¥ 100,000
Percentage of equity directly held by the Company /held by the Group	67.33%		67.33%		67.33%		67.33%
Percentage of equity directly held by non-controlling interests	32.67%		32.67%		32.67%		32.67%
Principal activities	Import and export of petrochemical products		Import and export of petrochemical products		Import and export of petrochemical products		Import and export of petrochemical products

[1]	In July 2018, the Company's subsidiary, Shanghai Petrochemical Investment Development Company Limited ("Toufa"), reached an agreement with the other investor, Philips Petroleum International Investment Company("Philips Petroleum"), to acquire remaining 40% share from Philips Petroleum in Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips"), at a cash consideration of RMB 152,800 thousands. The transaction was approved and completed in October 2018. Upon completion, Golden Phillips became a wholly owned subsidiary of Toufa.
[2]	In 2018, the Company's subsidiary, Shanghai Golden Conti Petrochemical Company Limited ("Jindi"), was absorbed by its parent company, Toufa. As at 31 December 2018, Jindi has terminated the business and tax registration.